CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current liabilities:
Unamortized debt discount on convertible notes payable - current	$ 205,011	$ 123,525	$ 57,778
Unamortized debt discount on convertible notes payable - noncurrent	287,442	43,326
Unamortized debt discount on convertible notes payable related party - noncurrent	$ 197,109	$ 262,094
Stockholders' deficit:
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	301,294,892	279,865,011	210,850,519
Common stock shares outstanding	301,294,892	279,865,011	210,850,519